Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

8. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2024					2023
					US$
	RMB				(Note 2(d))	RMB
	Gross					Gross
	Carrying	Accumulated	Impairment	Net	Net	Carrying	Accumulated	Impairment	Net
	Amount	Amortization	Charge	Balance	Balance	Amount	Amortization	Charge	Balance
Travel license	30,456	(17,005)	—	13,451	1,843	30,456	(15,703)	—	14,753
Insurance agency license	11,711	(5,514)	—	6,197	849	11,711	(4,928)	—	6,783
Software	66,861	(65,843)	—	1,018	139	65,688	(64,341)	—	1,347
Technology	4,300	(2,929)	—	1,371	188	4,300	(2,473)	—	1,827
Trade names	35,800	(20,145)	(15,482)	173	24	38,264	(21,401)	(15,482)	1,381
Customer relationship	11,020	(4,180)	(6,840)	—	—	11,020	(4,180)	(6,840)	—
Non-compete agreements	2,140	(2,140)	—	—	—	5,816	(5,816)	—	—
Total	162,288	(117,756)	(22,322)	22,210	3,043	167,255	(118,842)	(22,322)	26,091

The weighted average useful life for each intangible asset is as below:

	Weighted Average Useful Life
	2024		2023
Travel license	18	years	18	years
Insurance agency license	20	years	20	years
Software	4	years	4	years
Technology	9	years	9	years
Trade names	13	years	12	years
Customer relationship	15	years	15	years
Non-compete agreements	5	years	6	years

Amortization expenses for intangible assets were RMB9,613, RMB5,326 and RMB4,653 for the years ended December 31, 2022, 2023 and 2024, respectively.

No impairment charge was made for intangible assets for the years ended December 31, 2022, 2023 and 2024. The impairment balance was related to the impairment charges provided for trade names and customer relationship in prior years.

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2025	3,112	426
2026	2,434	333
2027	2,389	327
2028	1,915	262
2029	1,910	262
Thereafter	10,450	1,433
Total	22,210	3,043